Summary of Significant Accounting Policies and Practices (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2014 Damages from Product Defects [Member] CNY	Dec. 31, 2013 Damages from Product Defects [Member] CNY	Dec. 31, 2014 Use Rights [Member]
Summary Of Significant Accounting Policies And Practices [Line Items]
Value Added Tax Rate	17.00%	17.00%
Research and Development Expense	$ 1,290	8,005	10,906	9,617
Cash and cash equivalents	1,454	9,020	11,578	5,006	1,913	44,172
Restricted cash	7,750	48,085	41,422
Depreciation expense recorded in cost of goods sold	7,688	47,701	48,161	48,709
Depreciation recorded in cost of goods sold, percent	87.40%	87.40%	86.70%	86.10%
Depreciation recorded in administrative and selling expenses, percent	12.60%	12.60%	13.30%	13.90%
Estimated useful lives									30 years
Estimated liability related to defective products	0	0	200				0	200
Working Capital	24,494	151,973
Net income (loss)	$ (11,499)	(71,344)	(58,952)	(54,437)